Registration No. 33-74232

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 43

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 328

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 247-6785
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Depositor's Telephone Number, including Area Code

Scott Van Wyngarden

The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal® Variable Annuity (Flexible Variable Annuity)

It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX _ on May 1, 2025 pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL® VARIABLE ANNUITY
(Flexible Variable Annuity)

Prospectus dated May 1, 2025
Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) no longer offers or issues this product. This prospectus is only for the use of the current owners of the product.
This prospectus describes Principal® Variable Annuity (Flexible Variable Annuity), an individual, flexible premium, deferred variable annuity (the “Contract”), issued by the Company through Principal Life Insurance Company Separate Account B (“Separate Account”).
This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2025 , which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal® Flexible Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC's staff and is available at Investor.gov.
You generally may allocate your investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus accounts”), a Fixed Account and the Separate Account divisions. The DCA Plus accounts and the Fixed Account are a part of our General Account. Obligations of the General Account are subject to the rights of the Company’s other creditors and the Company's overall claims paying ability. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown in Appendix A to this prospectus.
Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.
For any administrative questions, you may contact us by writing or calling: Principal® Flexible Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
This prospectus describes all material features of the Contract and any material differences due to state variations.
An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.
No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

1.GLOSSARY
The terms defined below are used throughout this Prospectus.
Accumulated Value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account divisions.
Anniversary(ies) – the same date and month of each year following the contract date.
Annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.
Annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
Annuitization Date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
Cash Surrender Value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
Contract Date – the date that the Contract is issued and which is used to determine contract years.
Contract Year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2005, the first contract year ends on June 4, 2006, and the first contract anniversary falls on June 5, 2006).
Data Page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the Contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
Dollar Cost Averaging Plus (DCA Plus) Account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.
Dollar Cost Averaging Plus (DCA Plus) Account Value – the amount invested in the DCA Plus Account(s) (plus interest earned and less any surrenders and/or transfers).
Dollar Cost Averaging Plus (DCA Plus) Program  – a program through which your DCA Plus value is transferred from a DCA Plus Account to the investment options over a specified period of time.
Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Fixed Account Value  – the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers). The term “Fixed Account value” has the same meaning as the term “Fixed Account accumulated value” which has been used in prior years’ prospectuses and in other documents related to your Contract.
General Account – assets of the Company other than those allocated to any of our Separate Accounts.
Good Order  – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
Home Office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.
Investment Options  – the DCA Plus Accounts, Fixed Account and Separate Account divisions.
Joint Annuitant  – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.
Joint Owner  – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.

Non-Qualified Contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.
Notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
Owner – the person, including joint owner, who owns all the rights and privileges of this Contract. For the Principal ® Variable Annuity Exchange offer, owner refers to the original owner.
Purchase Payments – the gross amount you contributed to the Contract.
Qualified Plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) Amount  – the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account Division (Division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account Division Value – the sum of all divisions’ values; each division’s value is determined by multiplying the number of units in that division by the unit value of that division. The term “Separate Account division value” has the same meaning as the term “Separate Account accumulated value” which has been used in prior years’ prospectuses and in other documents related to your Contract.
Surrender – the withdrawal of all or part of the accumulated value of your Contract.
Surrender Charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.
Surrender Value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
Transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
Underlying Mutual Fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
Unit – the accounting measure used to determine your proportionate interest in a division.
Unit Value – a measure used to determine the value of an investment in a division.
Valuation Date (Valuation Days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Valuation Period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
We, Our, Us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
You, Your – the owner of this Contract, including any joint owner.

2.     KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	If you withdraw money from your Contract within 7 years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.			7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Transaction Fees	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.			7. CHARGES – Transaction Fees
Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.

	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
	1. Base contract[1]	1.30%	1.30%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.20%	2.86%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional death benefit available for an additional charge[3]	0.20%	0.20%	7. CHARGES – Optional Death Benefit Rider Charges

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]	As a percentage of the average quarterly accumulated value. The annual maximum and current percentage in New York is 0.15%, which is deducted each calendar quarter.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,349	HIGHEST ANNUAL COST $3,643
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to 7 years following your last purchase payment. These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option (including the DCA Plus and Fixed Accounts) has its own unique risks.

•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus and Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•Removal or Substitution of Underlying Mutual Funds - We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes
Optional Benefits	The Annual Enhanced Death Benefit Rider was an optional benefit you could have purchased at the time you purchased your Contract.	10. BENEFITS AVAILABLE UNDER THE CONTRACT

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Financial Professional Compensation
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have had a financial incentive to offer or recommend this Contract over another investment.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Exchanges
Your financial professional may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continuing to own your existing Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Exchange Offers

3.    OVERVIEW OF THE CONTRACT
Purpose
The purpose of this Contract is to help you accumulate assets through allocation to underlying mutual fund investments and assist you with your long-term retirement planning or other long-term financial needs. Through payments under the annuitization feature, the Contract can supplement your retirement income by providing a stream of periodic payments. The Contract also offers death benefits to protect your designated beneficiaries.
This Contract may be appropriate for you if you have a long term investment horizon, want possible tax-deferred growth, want a death benefit, or want to protect against the risk of you or your spouse outliving your income.

Phases of Contract
Your Contract has two periods - an accumulation period and an annuitization period.
Accumulation Period
To help you accumulate assets during the accumulation period, you can allocate your purchase payments to:

•	a selection of investment options. Each investment option invests in an underlying mutual fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns.

•	DCA Plus accounts. By doing so, amounts are transferred automatically to the underlying mutual funds you choose in up to six or twelve monthly increments and you earn interest on amounts remaining in the DCA Plus accounts.

•	Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Additional information about the underlying mutual funds in which the divisions invest is provided in APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
Annuitization Period
You can elect to annuitize your Contract and convert your accumulated value into a fixed stream of income payments. You also have the right to partially annuitize a portion of your accumulated value. You may select when you want the payments to begin.
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized. All benefits under this Contract (including the death benefit feature) terminate when you annuitize your entire accumulated value.
See 9. ANNUITY PERIOD.
Contract Features
This Contract is designed to accumulate value and to provide retirement income that you cannot outlive or that continues for a specified period of time. The Contract’s primary features include: withdrawal benefits; a standard and an optional enhanced death benefit (without surrender charges); the ability to annuitize the Contract, which provides a fixed stream of income payments; and a waiver of surrender charge rider.
Annual Enhanced Death Benefit
This is an optional death benefit rider. The rider provides you with the greater of the annual enhanced death benefit or the standard death benefit. The rider can only be purchased at the time the Contract is issued. Once the rider is terminated, it cannot be reinstated (except in Florida). If you don’t have the annual enhanced death benefit rider, the death benefit under the Contract is the standard death benefit.

If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option.
Withdrawals could significantly reduce the death benefit.
For additional details on death benefits under this Contract, See 10. BENEFITS AVAILABLE UNDER THE CONTRACT and 9. ANNUITY PERIOD.
Tax Treatment
Your purchase payments accumulate on a tax-deferred basis. Your earnings are not taxed until money is taken out of the Contract, such as when: you make a withdrawal; you receive an income payment; or a death benefit is paid.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no additional charge for this benefit.

This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
•the owner or annuitant has a critical need; and
•the critical need did not exist before the contract date.
For purposes of this rider, the following definitions apply:
•health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
•terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
•total and permanent disability - the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.
Loans
This Contract does not include any loan options.

4.    FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer accumulated value between underlying investment options.

Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of purchase payments made	0%
(1)    For additional information about the fees and expenses described in the table, see 7. CHARGES.
(2)    Surrender charge (as a percentage of amounts surrendered):

Number of completed contract years since each purchase payment was made	Surrender charge applied to all purchase payments received in that contract year
0 (year of purchase payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

(3)    Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
(4)    We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of purchase payments made for Contract owners in those states where a premium tax is assessed.

Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
If you purchased an optional benefit at the time you purchased the Contract, you pay additional charges, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)	1.40%	1.30%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Annual Enhanced Death Benefit Rider (as a percentage of the average quarterly accumulated value)	0.20% (2)	0.20% (2)
(1) Some rider provisions may vary from state to state and may be subject to additional restrictions.
(2) The annual maximum and current percentage in New York is 0.15%, which is deducted each calendar quarter.

Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). A co    mplete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2024
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.20%	2.86%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual mutual fund expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual mutual fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:	1 year $9,637	3 years $18,203	5 years $25,020	10 years $43,330
If you annuitize at the end of the applicable time period:	1 year $4,193	3 years $12,670	5 years $21,272	10 years $43,330
If you do not surrender your Contract:	1 year $4,193	3 years $12,670	5 years $21,272	10 years $43,330

5.    PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the policy are described in the relevant sections of the Prospectus and SAI.
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectus, go to the following website: www.principal.com/FVAreport.
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral are better for investors with long time horizons. Surrender charges apply for up to seven years after your last purchase payment and these charges will reduce the value of your Contract if you withdraw money during that time. Taking withdrawals could substantially reduce or even terminate the benefits available under the Contract. There also may be adverse tax consequences if you take early withdrawals from the Contract.

Defined Outcome Funds Risk
Certain underlying fund(s) employ a strategy to provide downside (buffer) protection but the fund(s) also have limited participation in upside returns over a defined outcome period. The fund(s) usually have “Buffer” in the name of the fund. The buffer funds included in this Contract are PVC U.S. LargeCap S&P 500 Index Buffer April Account, PVC U.S. LargeCap S&P 500 Index Buffer January Account, PVC U.S. LargeCap S&P 500 Index Buffer July Account, and PVC U.S. LargeCap S&P 500 Index Buffer October Account. The buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below. These underlying mutual funds are not available in the state of New York. These underlying mutual funds may not be available through all broker-dealers.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.
For more information on the available buffer fund and to help you determine if investment in the fund is right for you, please see the fund's prospectuses at the following website: www.principal.com/FVAreport.
Fees and Charges
We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges stated in the prospectus.
Alternatives to the Contract
Other contracts or investments may provide more favorable returns or benefits than the Contract.

Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).
Tax Law Changes
The tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations (including under the DCA Plus and Fixed accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting www.principal.com.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
6. GENERAL DESCRIPTION OF INSURANCE COMPANY, SEPARATE ACCOUNT AND MUTUAL FUND COMPANIES
The Insurance Company
The obligations under the Contract (including death benefits, living benefits, or other benefits available under the Contract) are obligations of Principal Life Insurance Company and are subject to the Company’s claims-paying ability and financial strength. The Company’s business address is 711 High Street, Des Moines, IA 50392.
The Separate Account
Separate Account B is a separate account we established to receive and invest purchase payments made by owners of our variable annuity products. Separate Account B is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available and divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.
We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal or be greater than the total of the payments you make to us.

The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses. The Company is obligated to pay all amounts promised to investors under the Contracts.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments and death benefit payment(s)) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Underlying Mutual Funds
Information regarding each underlying mutual fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in Appendix A to this prospectus. Each underlying mutual fund has issued a prospectus that contains more detailed information about the underlying mutual fund. If you wish to receive paper copies of the prospectuses for the underlying mutual funds, you can inform the Company by calling 1-800-852-4450. You also can obtain a copy by visiting the following website: www.principal.com/FVAreport.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying mutual fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
7. CHARGES
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Administrative Expenses Fee, Transaction Fee and Premium Tax.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Deferred Sales Load (“Surrender Charge”)
No sales charge is collected or deducted when purchase payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The surrender charge would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered.
If you specify surrender allocation percentages as part of a partial surrender request, the allocation percentages will also apply to the surrender charges. If you do not provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender, which will also apply to the surrender charges.

The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.
NOTE: If you plan to make multiple purchase payments, you need to be aware that each purchase payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all purchase payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the purchase payments surrendered is determined by the following table.
Surrender charge for Contracts:

Number of completed contract years since each purchase payment was made	Surrender charge applied to all purchase payments received in that contract year
0 (year of purchase payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

Each purchase payment begins in year 0 for purposes of calculating the percentage applied to that purchase payment. However, purchase payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all purchase payments received during that period are considered to have been made in that contract year.
NOTE:    Regarding Contracts written in the states of Alabama, Massachusetts, and Washington: surrender charges are applicable only to purchase payments made in the first three contract years.
For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
•first from purchase payments no longer subject to a surrender charge;
•then from the free surrender privilege (first from the earnings, then from the oldest purchase payments (i.e., on a first-in, first-out basis)) described below; and
•then from purchase payments subject to a surrender charge on a first-in, first-out basis.
NOTE: Partial surrenders may be subject to both a surrender charge and a transaction fee.
A surrender charge is not imposed in states where it is prohibited, including:
•    New Jersey – no surrender charge for total surrender on or after the later of the annuitant’s 64th birthday or 4 years after the contract date.
•    Washington – no surrender charge for total surrender on or after the later of the annuitant’s 70th birthday or 10 years after the contract date.
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
•earnings in the Contract (earnings equal accumulated value less unsurrendered purchase payments as of the date of the surrender); or
•10% of the purchase payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee in this section).

When Surrender Charges Do Not Apply
The surrender charge does not apply to:
•amounts applied under an annuity benefit payment option; or
•payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner’s death; or
•amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
•an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
•the owner or annuitant has a critical need (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated); and
•the critical need did not exist before the contract date.
For the purposes of this rider, the following definitions apply:
•health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
•terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.
•    total and permanent disability – a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.
NOTE:    The Waiver of Surrender Charge Rider is not available in Massachusetts.
Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.
To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with 30 days advance written notice.
Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we elect to begin deducting any premium taxes, we will provide you with 30 days advance written notice. Any deduction is made from either a purchase payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value to an annuity benefit payment option.
Premium taxes range from 0% in most states to as high as 3.50%.

Annual Administrative Expenses Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Base Contract Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the unit value is calculated. Unit values are calculated each valuation date at the close of the valuation period.
This charge compensates us for our direct and indirect costs associated with administering and providing benefits under the annuity contracts, and selling the annuity contracts (including marketing expenses). It also is designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.05% of the average daily net assets of the Separate Account divisions. If we elect to change the Administration Charge, we will provide you with 30 days advance written notice. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the unit value is calculated. This charge is assessed daily when the unit value is calculated. Unit values are calculated each valuation date at the close of the valuation period. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risks charge.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
Optional Death Benefit Rider Charges
At the time you purchased your Contract you had the following optional benefit that you could purchase with your Contract: Annual Enhanced Death Benefit Rider.
The annual charge for the optional death benefit rider is 0.20% of the accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter. The charge is deducted through the redemption of units from the accumulated value in the same proportion as the surrender allocation percentages. If the rider is purchased after the beginning of a quarter, the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days the rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.
Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual administrative expense fees or surrender charges.
Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.
Distribution of the Contract
The Company pays upfront commissions to broker dealers up to 6% of each premium payment received. We may pay trail commissions of up to 0.50% of accumulated value at the end of the contract quarter, generally beginning in the second contract year. The upfront commission and/or trail commission varies by broker dealer. Expense allowances may also be paid to broker dealers based on premium payments received and/or accumulated value. The commission paid to a financial professional is determined by their broker dealer. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.
Principal Securities, Inc. ("PSI"), the principal underwriter for the product, may have also received 12b-1 fees in connection with the underlying mutual funds. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the contracts were offered by registered representatives of PSI or such other broker dealers as had entered into selling agreements with PSI. Such registered representatives acted as appointed agents of the Company under applicable state insurance law and must have been licensed to sell variable insurance products. The Company offered the Contract in all jurisdictions where it was licensed to do business and where the Contract was approved.
Underlying Mutual Fund Charges
Charges are deducted from and expenses paid out of the assets of the underlying mutual funds that are described in the prospectuses for those underlying mutual funds. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
8. GENERAL DESCRIPTION OF THE CONTRACT

The Principal® Flexible Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
Contract Rights
During the accumulation period, you have material rights to the benefits under the Contract. The benefits include making additional purchase payments, transferring between investment options, taking surrenders and annuitizing the Contract. The annuitant and any joint annuitant (if not the owner or joint owner, respectively) do not have any rights to the Contract. All of your rights of ownership cease upon your death. At that point the death benefit will become payable according to your benefit instructions.
During the annuity period you are still the only person with material rights to the Contract. After the death of the owner the primary beneficiary(ies) have the rights to the death benefit, if any.

If your Contract is part of a qualified plan, IRA, SEP, or SIMPLE-IRA, you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
Contract Provisions and Limitations
Minimum Contract Value
If no purchase payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract. See 11. PURCHASES AND CONTRACT VALUE – purchase payments.
Allocating purchase payments
•On your application, you direct how your purchase payments will be allocated to the investment options.
•A complete list of the divisions may be found in Appendix A. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds can be found in the current prospectus for each underlying mutual fund, which can be found here: www.principal.com/FVAreport.
•The investment options also include the DCA Plus accounts and Fixed Account.
•Allocations must be in percentages.
•Percentages must be in whole numbers and total 100%.
•Subsequent purchase payments are allocated according to your then current allocation instructions.
•Changes to the allocation instructions are made without charge.
•A change is effective on the next valuation period after we receive your new instructions in good order.
•You can change the current allocations and future allocation instructions by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•Changes to purchase payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.
•purchase payments are credited on the basis of the unit value next determined after we receive a purchase payment.
Division Transfers
•You may request an unscheduled transfer or set up a scheduled transfer by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•You must specify the dollar amount or percentage to transfer from each division.
•The minimum transfer amount is the lesser of $100 or the value of your division.
•In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:
•    A transfer has been made from the Fixed Account to a division within six months; or
•    Following the transfer, the Fixed Account value would be greater than $1,000,000.

Unscheduled Transfers
•You may make unscheduled division transfers from one division to another division or to the Fixed Account.
•Transfers into DCA Plus accounts are not permitted.
•Transfer values are calculated using the price next determined after we receive your request in good order.
•We reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging for the transaction fee, we will provide you with written notice at least 30 days in advance.
Limitations on Unscheduled Transfers
We reserve the right to reject excessive exchanges or purchases if the trade(s) would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
•requiring a minimum time period between each transfer;
•imposing the transaction fee;
•limiting the dollar amount that an owner may transfer at any one time; or
•not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging)
•You may elect to have transfers made on a scheduled basis.
•There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
•You must specify the dollar amount of the transfer.
•You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
•If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•Transfers into DCA Plus accounts are not permitted.
•If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
•Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
•The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.
Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].
Fixed Account Transfers
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge (see 7. CHARGES).

You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.
Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account value if less than $100). Once per contract year, within the 30 days following the Contract anniversary date, you can:
•    transfer an amount not to exceed 25% of your Fixed Account value; or
•    transfer up to 100% of your Fixed Account value if:
•    your Fixed Account value is less than $1,000; or
•    a minus b is greater than 1% where:
a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
b = the renewal interest rate for the Fixed Account.
We will inform you if the renewal interest rate falls to that level.
Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
•    You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-800-852-4450.
•    Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
•    If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•    Scheduled transfers are only available if the Fixed Account value is $5,000 or more at the time the scheduled transfers begin.
•    Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your Fixed Account value.
•    The minimum transfer amount is $100.
•    If the Fixed Account value is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.
•    If you stop the transfers, you may not start transfers again without our prior approval.
Automatic Portfolio Rebalancing (APR)
•APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.
•You may elect APR at any time after the examination offer period has expired.
•APR is not available for values in the Fixed Account or the DCA Plus accounts.
•APR is not available if you have arranged scheduled transfers from the same division.
•There is no charge for APR transfers and no charge for participating in the APR program.
•APR will be done on the frequency you specify:
•quarterly (on a calendar year or contract year basis); or
•semiannually or annually (on a contract year basis).
•You may rebalance by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•Divisions are rebalanced at the end of the next valuation period following your request.
Example: You elect APR to maintain your Separate Account division value with 50% in the Equity Income division and 50% in the Real Estate Securities division. At the end of the specified period, 60% of the accumulated value is in the Equity Income division, with the remaining 40% in the Real Estate Securities division. By rebalancing, units from the Equity Income division are redeemed and applied to the Real Estate Securities division so that 50% of the Separate Account division value is once again in each division.

Fixed Account and DCA Plus Accounts
This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus accounts. The Fixed Account and DCA Plus accounts are a part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, DCA Plus accounts, and any interest in them, are not subject to the provisions of these acts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our obligations with respect to the Fixed Account and DCA Plus accounts are supported by our General Account. The General Account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over the assets in the General Account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus account values. You can obtain more information concerning the Fixed Account and DCA Plus accounts from your financial professional or by calling us at 1-800-852-4450.
We reserve the right to refuse purchase payment allocations and transfers from the other investment options to the Fixed Account and purchase payment allocations to the DCA Plus accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.
Fixed Account
The Company guarantees that purchase payments allocated and amounts transferred to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.
Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the contract year.

Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.
Fixed Account Value
Your Fixed Account value on any valuation date is equal to:
•    purchase payments or credits allocated to the Fixed Account;
•    plus any transfers to the Fixed Account from the other investment options;
•    plus interest credited to the Fixed Account;
•    minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;
•    minus any transfers to the Separate Account.
Dollar Cost Averaging Plus Program (DCA Plus Program)
purchase payments allocated to the DCA Plus accounts earn a guaranteed interest rate. A portion of your DCA Plus account value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus account are not permitted.
DCA Plus purchase payments
You may enroll in the DCA Plus program by allocating a minimum purchase payment of $1,000 into a DCA Plus account and selecting investment options into which transfers will be made. Subsequent purchase payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.
DCA Plus purchase payments receive the fixed interest rate in effect on the date each purchase payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program.

Selecting a DCA Plus Account
DCA Plus accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all purchase payments and accrued interest must be transferred from the DCA Plus account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all purchase payments and accrued interest must be transferred to the selected investment options in no more than 12 months.
We will transfer an amount each month which is equal to your DCA Plus account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus account value is $4,000, the transfer amount would be calculated as follows: $4,000 ÷ 4 = $1,000.
Scheduled DCA Plus Transfers
Transfers are made from DCA Plus accounts to the divisions and the Fixed Account according to your allocation instructions. The transfers begin after we receive your purchase payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus account value is transferred.
Unscheduled DCA Plus Transfers
You may make unscheduled transfers from DCA Plus accounts to the divisions and/or the Fixed Account. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
DCA Plus Surrenders
You may take scheduled or unscheduled surrenders from DCA Plus accounts. purchase payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.
Exchange Offers
Principal® Variable Annuity Exchange Offer (“exchange offer”)
The Principal® Variable Annuity Exchange Offer (“exchange offer”) is no longer available for new exchanges with applications signed July 1, 2025 and later.

Original owners of an eligible Principal® Variable Annuity (Flexible Variable Annuity) contract may elect to exchange their Principal® Variable Annuity (Flexible Variable Annuity) contract (“old contract”) for a new Principal® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.
You are eligible to participate in the exchange offer when:
•    The old contract is not subject to any surrender charges; and
•    The exchange offer is available in your state.
Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify or terminate the exchange offer upon reasonable written notice to you. The insurance company that issued the old contract was Company.
See APPENDIX B for further details about the exchange offer.
General Account
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments and death benefit payment(s)) become obligations of the General Account. These amounts are subject to Company’s claims-paying ability and financial strength. They also are subject to the rights of the Company’s other creditors.
Contract or Registrant Changes
Any changes we make pursuant to this provision will be made in a manner that is consistent with applicable laws and regulations.

Deletion or Substitution of Separate Account Divisions
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
Frequent Transfers among Divisions
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the underlying mutual funds by:
•forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•causing unplanned portfolio turnover;
•Hurt the portfolio performance of the underlying mutual funds; and
•Increase expenses of the underlying mutual fund and separate account due to:
•increased broker-dealer commissions; and
•increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfers during a contract year to no more than 12;
•Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

9. ANNUITY PERIOD
Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first Contract anniversary or after the maximum annuitization date found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
You may annuitize your Contract any time by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender, withdraw or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 13. TAXES). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take a total surrender after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.
The amount of the fixed annuity benefit payment depends on the:
•amount of accumulated value applied to the annuity benefit payment option;
•annuity benefit payment option selected; and
•age and gender of the annuitant (unless fixed period income option is selected).
The amount of the initial payment is determined by applying the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the 1983 Table A Mortality Table. These tables are guaranteed for the life of the Contract.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
The frequency and duration of the annuity benefit payments affect the income amount received. The annuity benefit payments generally are lower if you receive payments more frequently. For example, monthly payments generally will be lower than quarterly payments. Generally, all other factors being equal, the longer the duration of annuity benefit payments, the lower the annuity benefit payments amounts and the shorter the duration, the higher the annuity benefit payment amounts.

You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option may not be changed after annuity benefit payments begin. You may change your selection of an annuity benefit payment option (for which no annuity benefit payments have been made) by sending us a written request prior to the annuitization date. We must receive your written request on or before the annuitization date.
If an annuity benefit payment option is not selected, we will automatically apply:
•for Contracts with one annuitant - Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants - Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options include:
•Fixed Period Income - Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Life Income - Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.
•Life Income with Period Certain - Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Joint and Survivor - Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.
•Joint and Survivor with Period Certain - Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Joint and Two-thirds Survivor Life Income - Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both annuitants die before the first payment date. NOTE: There is no death benefit value remaining or future payments after both annuitants have died.
With our written approval, other annuity benefit payment options may be available without the minimum annuity benefit payment amount guarantees described in the Contract.
Supplementary Contract
When you annuitize your Contract’s accumulated value, we issue a supplementary fixed annuity contract that provides an annuity benefit payment based on the amount you have annuitized and the annuity benefit payment option that you have selected. The date of the first annuity benefit payment under the supplementary contract is the effective date of that supplementary contract unless you select a date for the first annuity benefit payment that is later than the supplementary contract effective date. The first annuity benefit payment must be made within one year of the supplementary contract effective date.

Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 72. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 13. TAXES).
Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the joint owner, if any, or the named beneficiaries. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.
10. BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Beneficiaries receive this death benefit upon death of owner if you don’t have the Annual Enhanced Death Benefit	Standard	No Additional Fee	No Additional Fee	•Withdrawals could significantly reduce the benefit. •If you have the Annual Enhanced Death Benefit Rider, Enhanced Death Benefit replaces the Standard Death Benefit.
Annual Enhanced Death Benefit	Potential for larger death benefit than the standard death benefit	Optional	0.20% (if in New York, 0.15%) (as a percentage of accumulated value)	0.20% (if in New York, 0.15%) (as a percentage of accumulated value)	•If you do not currently have the rider, you cannot purchase it now. •Once the rider is terminated, it cannot be reinstated (except in Florida).

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	Standard	No Additional Fee	No Additional Fee	•Not available for values in Fixed Account or DCA Plus accounts.
DCA Plus Program
DCA Plus accounts, which transfer amounts automatically to the underlying mutual funds you choose in up to six or twelve monthly increments and pays you interest on amounts remaining in the DCA Plus accounts.
		Standard	No Additional Fee	No Additional Fee
•Only purchase payments may be allocated to the DCA Plus accounts.
•Transfers from the underlying mutual funds into the DCA Plus accounts are not permitted.
•Transfers occur automatically on the 28th of each month.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	Standard	No Additional Fee	No Additional Fee
•Transfer date cannot be on the 29th, 30th or 31st.
•Transfers must be monthly, quarterly, semi-annually or annually.
•Transfers into DCA Plus Accounts not permitted.
•You must provide us notice when you want to stop the scheduled transfers.

Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	Standard	No Additional Fee	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in prospectus; and •Critical need did not exist before contract date.
Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If you die and...	And...	Then...
You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. elect to continue the Contract; or
b. receive the death benefit under the Contract.
All other beneficiaries receive the death benefit under the Contract.
If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. elect to continue the Contract; or
b. receive the death benefit under the Contract.
Unless the surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

If...	And...	Then...
If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survives the annuitant, the death benefit is paid to the owner.
Upon the annuitant’s death, only the beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.

Standard Death Benefit – for Contracts issued prior to November 23, 2003 (and all contracts issued in Louisiana, Oregon, and South Carolina)
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = the total of purchase payments minus any partial surrenders (and any applicable fees and surrender charges) made prior to the date we receive proof of death and all required documents; and
c = the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any purchase payments since that contract anniversary and minus any partial surrenders (and any applicable surrender charges and fees) made after that contract anniversary.
Standard Death Benefit - for Contracts issued on or after November 23, 2003 (except contracts issued in Louisiana, Oregon, and South Carolina)
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = is the total of purchase payments minus an adjustment* for each partial surrender (and any applicable fees and surrender charges) made prior to the date we receive proof of death and all required documents; and
c = is the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any purchase payments since that contract anniversary and minus an adjustment* for each partial surrender (and any applicable fees and surrender charges) made after that contract anniversary.
*     The adjustment for each partial surrender is equal to ((i) divided by (ii)) multiplied by the amounts determined in (b) or (c) above immediately prior to the partial surrender, where:
•    (i)    is the amount of the partial surrender (and any applicable fees and surrender charges); and
•    (ii)    is the accumulated value immediately before the partial surrender.

Annual Enhanced Death Benefit Rider
This is an optional death benefit rider. The rider provides you with the greater of the annual enhanced death benefit or the standard death benefit. If you do not currently have the rider, you cannot purchase it now. Once the rider is terminated, it cannot be reinstated (except in Florida).
The annual charge for the rider is 0.20% of the accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter. Additional information about the rider charge can be found in Section 7. CHARGES.
For Contracts issued prior to November 23, 2003 and all contracts issued in New Jersey and Washington
Prior to the annuitization date and prior to the lock-in date (the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday), the annual enhanced death benefit is the greatest of (a) or (b) or (c) where:
•    (a) is the standard death benefit;
•    (b) is the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus any partial surrender (and any applicable fees and charges) (accumulated at 5% annually) until the lock-in date; or
•    (c) is the highest accumulated value on any prior contract anniversary, plus purchase payments and minus the amount of each partial surrender (and any applicable fees and charges) made after that contract anniversary and prior to the lock-in date.
NOTE:    For Contracts issued in New York prior to November 23, 2003, the annual enhanced death benefit is the greater of (a) or (c).
Lock-in Feature - At the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday (the “lock-in date”), the death benefit amount is locked-in. After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions) made after the lock-in date and decreases by the amount of each partial surrender (and any applicable fees and surrender charges) made after the lock-in date. After the lock-in date, once the standard death benefit equals the annual enhanced death benefit, the annual enhanced death benefit and any associated charges terminate. The standard death benefit then applies.

For Contracts issued on or after November 23, 2003 (except for contracts issued in New Jersey and Washington)
Prior to the annuitization date and prior to the lock-in date (the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday), the annual enhanced death benefit is the greatest of (a) or (b) or (c) where:
•    (a) is the standard death benefit;
•    (b) is the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus the proportionate withdrawal amount* of each partial surrender (and any applicable fees and surrender charges) (accumulated at 5% annually) until the lock-in date; or
•    (c) is the highest accumulated value on any prior contract anniversary, plus purchase payments and minus the proportionate withdrawal amount* of each partial surrender (and any applicable fees and surrender charges) made after that contract anniversary and prior to the lock-in date.
NOTE:    For Contracts issued in New York on or after November 23, 2003, the annual enhanced death benefit is the greater of (a) or (c).
*    The proportionate withdrawal amount is equal to ((i) divided by (ii)) multiplied by the amounts determined in (b) or (c) above immediately prior to the partial surrender, where:
•(i) is the amount of the partial surrender (and any applicable fees and surrender charges); and
•(ii) is the accumulated value immediately before the partial surrender.
Lock-In Feature - At the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday (the “lock-in date”), the death benefit amount is locked-in. After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions) made after the lock-in date and decreases by the adjusted proportionate withdrawal amount of each partial surrender (and any applicable fees and surrender charges). After the lock-in date, once the standard death benefit equals the annual enhanced death benefit, the annual enhanced death benefit and any associated charge terminate. The standard death benefit then applies.
Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. After payment of all of the death benefit, the Contract is terminated.
Automatic Portfolio Rebalancing (APR). For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
DCA Plus Program. For details about the DCA Plus Accounts and the Dollar Cost Averaging Plus Program, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Scheduled Transfers (Dollar Cost Averaging). For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider. For details about this benefit, see 7. CHARGES.

11. PURCHASES AND CONTRACT VALUE

How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial purchase payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial purchase payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable and meets all other regulatory requirements, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at our home office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.
The date the Contract was issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.
Purchase payments
•The initial purchase payment must be at least $2,500 for non-qualified contracts.
•The initial purchase payment must be at least $1,000 for all other contracts.
•If you are making purchase payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent purchase payments must be at least $100.
•All purchase payments are subject to a surrender charge period that begins in the contract year each purchase payment is received.
•Subsequent purchase payments must be at least $100 and can be made until the annuitization date.
•Purchase payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any purchase payment that we feel presents a fraud or money laundering risk. Examples of the types of purchase payments we will not accept are cash, money orders, starter checks, travelers’ checks, credit card checks, and foreign checks.
•If you are a member of a retirement plan covering three or more persons, the initial and subsequent purchase payments for the Contract must average at least $100 and cannot be less than $50.
•The total sum of all purchase payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.
•The Company reserves the right to increase the minimum amount for each purchase payment with thirty days advance notice.
•We reserve the right to treat all of your and/or your spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).
•Purchase payments are credited on the basis of the unit value next determined after we receive a purchase payment.
•If no purchase payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract.
Accumulated Value
The accumulated value of your Contract is the total of the Separate Account division value plus the DCA Plus account(s) value plus the Fixed Account value. The DCA Plus accounts and Fixed Account are described in 8. GENERAL DESCRIPTION OF THE CONTRACT.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your purchase payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.

The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:
•the number of units you have in a division multiplied by
•the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:
•your initial purchase payment;
•subsequent purchase payments; and
•transfers from another investment option (including a DCA Plus Account or the Fixed Account).
minus units sold:
•for partial surrenders and/or partial annuitizations from the division;
•as part of a transfer to another division or the Fixed Account; and
•to pay Contract charges and fees (not deducted as part of the daily unit value calculation).
Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 4:00 p.m. EST). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.The net investment factor measures the performance of each division.
The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:
a = the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
b = the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
c = the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d = the daily charge for Total Separate Account Annual Expenses and any optional riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.
*    When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.
The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.
Distribution of the Contract
The principal underwriter of the Contract is Principal Securities, Inc. (“PSI”), which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392.
12. SURRENDERS AND WITHDRAWALS

This section describes general surrenders and withdrawals (“surrenders”) under your Contract.
Surrenders
You may surrender your Contract by providing us notice. Surrender requests may be sent to us at the following address (or by contacting us as set forth in 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Telephone and Internet Services):
Principal Life Insurance Company
PO Box 9382
Des Moines, Iowa 50306-9382

Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments). Surrenders before age 59½ may involve an income tax penalty (see 13. TAXES).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 7. CHARGES).
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
•earnings in the Contract (earnings equal accumulated value less unsurrendered purchase payments as of the date of the surrender); or
•10% of the purchase payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see 7. CHARGES - Transaction Fee).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:
•amounts applied under an annuity benefit payment option; or
•payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner’s death; or
•amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
•an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Total Surrender
•You may surrender the Contract at any time before the annuitization date.
•Surrender values are calculated using the price next determined after we receive your request in good order.
•The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).
•We reserve the right to require you to return the Contract.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender. A collateral assignment is an agreement under which you assign the annuity benefits to a lender as collateral for a loan. An irrevocable beneficiary is someone whose name cannot be removed from this annuity contract without his or her consent.

Unscheduled Partial Surrender
•You may surrender a part of your accumulated value at any time before the annuitization date.
•You must specify the dollar amount of the surrender (which must be at least $100).
•The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
•The surrender is deducted from your investment options according to your surrender allocation percentages.
•If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
•We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.
•Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Scheduled Partial Surrender
•You may request partial surrenders from any of your investment options on a scheduled basis.
•Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.
•You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
•If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.
•All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior contract year.
•We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.
•The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.
13. TAXES
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (the “Code”) governs the income taxation of annuities in general.
•Purchase payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.
•An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
•Generally, owners who are non-natural persons (such as a trust, partnership or corporation) are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.

The following discussion applies generally to Contracts owned by natural persons.
•Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
•The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
•Annuity benefit payments:
•The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
•The “investment in the Contract” is generally the total of the purchase payments made less any tax-free return of premiums.
•After the investment in the Contract is paid out, the full amount of any annuity benefit payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. For owners who are non-natural persons changing the annuitant may have tax consequences to the owner. Please consult with your tax advisor before changing the owner or annuitant on your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Code requires:
•If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.
•If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
•within five years after the date of your death; or
•as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
•If the Contract is owned by a trust, corporation or other non-natural person, then the death of the annuitant will be treated as the death of the owner.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. When the owner receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.
Early Distribution Penalty
If you take a premature distribution from the Contract, you may incur a 10% income tax penalty on the taxable portion of the distribution, unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made under an immediate annuity contract; or
•allocable to contributions made prior to August 14, 1982.

Tax reporting distributions from an annuity contract that is owned by a trust: The Internal Revenue Service (IRS) determined in Private Letter Ruling 202031008 that a non-grantor trust cannot attain age 59½, become disabled, or have a life expectancy. Thus, the IRS held that those three exceptions to the 10% penalty are not applicable to distributions from a deferred annuity contract that is owned by a non-grantor trust. Alternatively, the IRS held that a deferred annuity contract owned by a grantor trust can utilize those three exceptions if the grantor qualifies for the exception (for example, the grantor attained age 59½ at the time of the distribution). Consult a tax advisor for further information.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.
Net Investment Income Tax
The Net Investment Income Tax is imposed at a rate of 3.8% on net investment income for higher tax bracket individuals.
This tax may apply to an individual’s net investment income if the individual’s modified Adjustable Gross Income exceeds $200,000 for a single filer or $250,000 for a married filing jointly filer. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
•IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
•SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
•SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.
The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

Premature Distributions
There is a 10% additional penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made to pay certain deductible medical expenses;
•for health insurance premiums while unemployed;
•for first home purchases (up to $10,000);
•for qualified higher education expenses;
•for qualified disaster tax relief distributions;
•for qualified reservist distributions;
•for terminal illness distributions;
•a corrective distribution (for an excess contribution and any allocable earnings) made on or before the due date (including extensions) of your income tax return;
•for amounts levied by the IRS directly against your IRA; or
•a qualified birth or adoption distribution (up to $5,000).
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.
Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the taxable portion of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please consult your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SEP-IRA or SIMPLE-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally, you must commence taking required minimum distributions (“RMDs”) from an IRA Contract not later than your “Required Beginning Date.” The Required Beginning Date for your first RMD for IRAs (including SEPs and SIMPLE IRAs) is April 1st of the year following the calendar year in which you reach
•70½ if you attained 70½ by December 31st, 2019
•72 if you attained 72 by December 31st, 2022
•73 if you attain age 72 on/after January 1st, 2023
•75 if you attain age 74 on/after January 1st, 2033

Thereafter, the RMD is required no later than December 31 of each calendar year.
The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each IRA, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
Upon the death of the owner the required minimum distribution options available to the beneficiary will depend upon the beneficiary’s status at the time of death.
Eligible Designated Beneficiary: An “eligible designated beneficiary” may direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the owner’s spouse, (2) no more than ten (10) years younger than the owner, (3) the owner’s minor child who has not reached majority (age 21), (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options. An eligible designated beneficiary who is the owner’s minor child ceases to retain the status of eligible designated beneficiary upon reaching the age of majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
Non-eligible Designated Beneficiary: A non-eligible designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the owner’s death. If the owner had reached his or her Required Beginning Date prior to death, the beneficiary must continue taking distributions during the 10-year period at least as rapidly as under the method in effect at the date of death, and then any remaining balance must be distributed by December 31 of the year in which occurs the tenth anniversary of the owner’s death.
No individual designated as beneficiary: If the owner had not reached his or her Required Beginning Date prior to death and there is no designated beneficiary or owner’s beneficiary is not an individual (for example, the beneficiary is the owner’s estate), the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of owner’s death. If owner had attained his or her Required Beginning Date prior to death, and there is no designated beneficiary or owner’s beneficiary is not an individual, distributions must continue at least as rapidly as under the method in effect at the date of death.
An IRS penalty tax of up to 25% may be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Withholding
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld. State withholding tax may also apply.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.
14. LEGAL PROCEEDINGS
There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B, the Company; the principal underwriter; or depositor.
15. FINANCIAL STATEMENTS
The consolidated financial statements of Principal Life Insurance Company that are incorporated in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to the investment performance of the assets held in Separate Account B.

16. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We also may defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.
Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice giving you 60 days to increase the accumulated value to $2,000. Termination of the Contracts will not unfairly discriminate against any owner.

Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new purchase payments.
If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:
•we reinstate the Contract effective on the original surrender date;
•we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract;
•these amounts are priced on the valuation date the money from the other company is received by us;
•commissions are not paid on the reinstated amounts; and
•new data page is sent to your address of record.
If a rider was in force at the time of surrender, rider fees will apply for the period between the date you requested termination and the date your Contract was reinstated.
If a rider was in force at the time of surrender, rider benefits will be adjusted when the amount originally surrendered differs from the reinstated amount.
Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.
Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
•make premium payment allocation changes;
•set up Dollar Cost Averaging (DCA) scheduled transfers;
•make transfers;
•make changes to Automatic Portfolio Rebalancing (APR); and
•make withdrawals from your annuity in accordance with the Company's current withdrawal guidelines.
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.

Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions
•may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
•that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.
If you register for internet privileges, instructions
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
•that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies and/or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly available mutual fund.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Doug Hodgson, Counsel.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the applicable prospectus will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual fund that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual fund with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Contract and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying mutual funds available under this Contract. Under this Internal Revenue Code Section, separate account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of contracts for whom diversification is not a requirement for tax-deferred treatment.

State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior contract year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements and related schedules have been audited by Ernst & Young, LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, IA 50309, for the periods indicated in their reports which also appear in the SAI.

17. REGISTRATION STATEMENT AND SAI

This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (the “SAI”) (Part B of the registration statement) and Part C of the registration statement, which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus.
The SAI includes additional information about the Company and is available, without charge, upon request. To obtain a copy of the SAI free of charge, contact your financial professional or write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

You also may obtain a free copy of the SAI by writing to Principal® Variable Annuity (Flexible Variable Annuity), Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382. The SAI and other information also are available on the Company’s website (www.principal.com) or by email request (annuityinternet@principal.com). You can also visit the SEC’s website at www.sec.gov, which contains the SAI and other reports. Lastly, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

The name of the Contract is Principal® Variable Annuity (Flexible Variable Annuity). The registration numbers for the Contract are 033-74232 and 811-02091.

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/FVAreport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.

The expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Moderate Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 2 Shares Capital Research and Management Company	0.54%	16.44%	8.32%	8.32%
Moderate Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund (1)(2)(3) – Class III Capital Research and Management Company	0.57%	11.36%	6.86%	6.48%
Global Allocation	BlackRock Global Allocation V.I. Fund (1)(2) – Class III BlackRock Advisors, LLC sub-advisers are BlackRock (Singapore) Limited and BlackRock International Limited	1.02%	9.01%	5.74%	5.33%
Moderately Conservative Allocation	Principal VCF Diversified Balanced Account (3) – Class 1 Principal Global Investors, LLC	0.23%	9.86%	6.03%	6.27%
Moderately Conservative Allocation	Principal VCF Diversified Balanced Strategic Allocation Account (1)(3) – Class 2 Principal Global Investors, LLC	0.55%	8.83%	5.29%	5.68%
Moderate Allocation	Principal VCF Diversified Growth Strategic Allocation Account (1)(3) – Class 2 Principal Global Investors, LLC	0.57%	11.22%	7.00%	7.03%
Target-Date 2020	Principal VCF Principal LifeTime 2020 Account (3) – Class 1 Principal Global Investors, LLC	0.50%	7.43%	4.94%	5.51%
Target-Date 2030	Principal VCF Principal LifeTime 2030 Account (3) – Class 1 Principal Global Investors, LLC	0.52%	9.05%	6.22%	6.63%
Appendix A – Investment Options Available     50
Under the Contract

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Target-Date 2040	Principal VCF Principal LifeTime 2040 Account (3) – Class 1 Principal Global Investors, LLC	0.58%	11.55%	7.66%	7.69%
Target-Date 2050	Principal VCF Principal LifeTime 2050 Account (3) – Class 1 Principal Global Investors, LLC	0.62%	13.29%	8.62%	8.38%
Target-Date Retirement	Principal VCF Principal LifeTime Strategic Income Account (3) - Class 1 Principal Global Investors, LLC	0.50%	6.71%	3.45%	3.85%
Moderate Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Balanced Portfolio – Class 1 Principal Global Investors, LLC	0.70%	12.62%	6.75%	6.79%
Moderately Conservative Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (3) – Class 1 Principal Global Investors, LLC	0.67%	8.97%	4.65%	5.14%
Moderately Aggressive Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Conservative Growth Portfolio – Class 1 Principal Global Investors, LLC	0.73%	15.23%	8.50%	8.25%
Conservative Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Flexible Income Portfolio – Class 1 Principal Global Investors, LLC	0.65%	6.69%	3.06%	3.98%
Aggressive Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Strategic Growth Portfolio – Class 1 Principal Global Investors, LLC	0.75%	17.02%	9.88%	9.07%
Aggressive Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	11.72%	7.98%
Appendix A – Investment Options Available     51
Under the Contract

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Moderate Allocation	TOPS® Balanced ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	6.58%	4.40%
Moderately Conservative Allocation	TOPS® Conservative ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.81%	5.76%	3.50%
Moderately Aggressive Allocation	TOPS® Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	10.48%	7.10%
Moderate Allocation	TOPS® Moderate Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	8.48%	5.79%
Bank Loan	Guggenheim Investments VIF (1)(2) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.19%	6.83%	3.83%	3.84%
Commodities Broad Basket	Rydex VI Commodities Strategy Fund (2) Security Investors, LLC, which operates under the name of Guggenheim Investments	1.77%	8.29%	6.11%	0.05%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1)(2) – Class IB Equitable Investment Management Group, LLC /SSGA Funds Management, Inc.	0.90%	9.76%	6.75%	6.94%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1)(2) – Class 2 Shares Capital Research and Management Company	0.82%	6.55%	4.54%	6.22%
Diversified Emerging Markets	Principal VCF Global Emerging Markets Account (1) – Class 1 Principal Global Investors, LLC	1.14%	6.51%	2.14%	3.21%
Equity Energy	Fidelity VIP Energy Portfolio – Service Class 2 (1) Fidelity Management & Research Company LLC	0.85%	4.02%	12.13%	4.19%
Appendix A – Investment Options Available     52
Under the Contract

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Equity Precious Metals	VanEck VIP Trust – VanEck VIP Global Gold Fund (1)(2) – Class S Van Eck Associates Corporation	1.45%	14.41%	5.46%	6.69%
Foreign Large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.85%	4.71%	4.64%	5.06%
Foreign Large Growth	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Company LLC	0.98%	4.81%	5.50%	6.06%
Foreign Large Blend	MFS® International Intrinsic Value Portfolio (1)(2) – Service Class MSF	1.14%	6.97%	4.88%	7.26%
Global Bond	Franklin Templeton VIP Trust (1)(2) – Templeton Global Bond VIP Fund – Class 4 Franklin Advisers, Inc	0.85%	-11.42%	-4.93%	-2.12%
Global Large-Stock Blend	EQ Advisors Trust 1290 VT Smartbeta Equity ESG Portfolio (1) – Class IB Equitable Investment Management Group, LLC / AXA Investment Managers US Inc	1.10%	16.44%	9.63%	9.42%
Global Large-Stock Growth	Janus Henderson Global Sustainable Equity Portfolio – Service Shares (1)(2) Janus Henderson Investors US LLC	0.99%	11.01%
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1)(2) – Class 2 Franklin Advisers, Inc.	1.25%	-0.32%	-0.30%	2.30%
Global Small/Mid Stock	American Funds Insurance Series – Global Small Capitalization Fund (1)(2) – Class 2 Shares Capital Research and Management Company	0.90%	2.33%	3.01%	5.81%
Health	Fidelity VIP Health Care Portfolio – Service Class 2 (1) Fidelity Management & Research LLC	0.84%	4.86%	5.19%
Health	Invesco V.I. Health Care Fund – Series I Shares Invesco Advisers, Inc.	0.99%	4.17%	3.64%	5.40%
Appendix A – Investment Options Available     53
Under the Contract

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
High Yield Bond	American Funds Insurance Series – American High-Income Trust (1)(2) – Class 2 Shares Capital Research and Management Company	0.58%	9.67%	5.54%	5.32%
Inflation-Protected Bond	LVIP American Century Inflation Protection Fund (1)(2) – Service Class Lincoln Financial Investments Corporation sub-advised by American Century Investment Management, Inc.	0.72%	1.54%	1.22%	1.73%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Principal Global Investors, LLC	0.50%	0.62%	-1.18%	0.57%
Intermediate Core-Plus Bond	Janus Henderson Series Flexible Bond Portfolio (1)(2) – Service Shares Janus Henderson Investors US LLC	0.82%	1.63%	0.09%	1.35%
Intermediate Core-Plus Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.49%	0.90%	-0.09%	1.58%
Large Blend	American Funds Insurance Series – Growth-Income Fund (1) – Class 2 Shares Capital Research and Management Company	0.53%	24.23%	13.01%	12.20%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB Equitable Investment Management Group, LLC / BlackRock Investment Management, LLC	0.90%	21.70%	13.57%	12.09%
Large Blend	Invesco V.I. Core Equity Fund – Series I Shares Invesco Advisers, Inc.	0.80%	25.60%	12.35%	9.42%
Large Blend	Principal VCF LargeCap S&P 500 Index Account – Class 1 Principal Global Investors, LLC	0.20%	24.74%	14.23%	12.80%
Appendix A – Investment Options Available     54
Under the Contract

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Blend	Principal VCF Principal Capital Appreciation Account – Class 1 Principal Global Investors, LLC	0.63%	25.85%	14.84%	13.15%
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Index Buffer April Account – Class 2 (1)(2)(3)(4)(5)(7) Principal Global Investors, LLC	0.99%	18.41%
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Index Buffer January Account – Class 2 (1)(2)(3)(4)(5)(6) Principal Global Investors, LLC	1.00%	18.29%
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Index Buffer July Account – Class 2 (1)(2)(3)(4)(5)(8) Principal Global Investors, LLC	0.99%	17.89%
Defined Outcome	Principal VCF U.S. LargeCap S&P 500 Index Buffer October Account – Class 2 (1)(2)(3)(4)(5)(9) Principal Global Investors, LLC	0.99%	19.18%
Large Growth	LVIP American Century Ultra Fund (2) – Standard Class II Lincoln Financial Investments Corporation sub-advised by American Century Investment Management, Inc.	0.75%	28.80%	18.20%	16.46%
Large Growth	CVT Nasdaq 100 Index Portfolio (1)(2) – Class F Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.73%	24.89%	19.29%	17.64%
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class Fidelity Management & Research Company LLC	0.66%	33.63%	16.92%	13.50%
Large Growth	Fidelity VIP Growth Portfolio (1) – Service Class Fidelity Management & Research Company LLC	0.66%	30.27%	18.81%	16.51%
Appendix A – Investment Options Available     55
Under the Contract

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Growth	Invesco V.I. American Franchise Fund – Series I Shares Invesco Advisers, Inc.	0.85%	34.89%	15.84%	14.16%
Large Growth	Principal VCF Blue Chip Account (1)(2)(10) - Class 2 Principal Global Investors, LLC	0.90%	21.00%
Large Growth	Principal VCF LargeCap Growth Account I (2) – Class 1 Principal Global Investors, LLC/Brown Advisory, LLC & TRowe Price Associates, Inc.	0.67%	25.14%	13.93%	14.63%
Large Value	LVIP American Century Disciplined Core Value Fund (2) – Standard Class II Lincoln Financial Investments Corporation sub-advised by American Century Investment Management, Inc.	0.71%	13.09%	8.19%	8.24%
Large Value	LVIP American Century Value Fund (1)(2) – Service Class Lincoln Financial Investments Corporation sub-advised by American Century Investment Management, Inc.	0.86%	9.29%	8.41%	8.01%
Large Value	American Funds Insurance Series – Washington Mutual Investors Fund (1)(2) – Class 2 Shares Capital Research and Management Company	0.50%	19.14%	12.18%	10.26%
Large Value	Fidelity VIP Equity-Income Portfolio (1) – Service Class 2 Fidelity Management & Research Company LLC	0.72%	15.06%	9.80%	8.94%
Large Value	Principal VCF Equity Income Account – Class 1 Principal Global Investors, LLC	0.48%	15.50%	8.43%	9.48%
Mid-Cap Blend	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund (2) – Institutional Shares Goldman Sachs Asset Management, L.P.	0.82%	12.36%	9.85%	7.98%
Appendix A – Investment Options Available     56
Under the Contract

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund – Series I Invesco Advisers, Inc.	0.85%	24.23%	10.21%	11.57%
Mid-Cap Growth	Janus Henderson Series Enterprise Portfolio (1) – Service Shares Janus Henderson Investors US LLC	0.97%	15.32%	9.61%	12.12%
Mid-Cap Growth	Principal VCF MidCap Account – Class 1 Principal Global Investors, LLC	0.53%	20.27%	11.65%	12.57%
Mid-Cap Value	LVIP American Century Mid Cap Value Fund (1)(2) – Service Class Lincoln Financial Investments Corporation sub-advised by American Century Investment Management, Inc.	1.01%	8.52%	7.13%	7.87%
Money Market	Fidelity VIP Government Money Market Portfolio – Initial Class Fidelity Management & Research Company LLC	0.25%	5.10%	2.33%	1.62%
Systematic Trend	Guggenheim Investments VIF Global Managed Futures Strategy Fund (2) Security Investors, LLC, which operates under the name of Guggenheim Investments	2.11%	0.37%	3.73%	0.75%
Multistrategy	Guggenheim Investments VIF Multi-Hedge Strategies Fund (2) Security Investors, LLC, which operates under the name of Guggenheim Investments	1.82%	-3.66%	2.43%	1.68%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Resources Fund (1) – Class S Van Eck Associates Corporation	1.30%	-3.09%	7.28%	0.57%
Real Estate	Principal VCF Real Estate Securities Account – Class 1 Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC	0.79%	5.59%	3.90%	6.25%
Appendix A – Investment Options Available     57
Under the Contract

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Short Term Bond	Columbia VP – Limited Duration Credit Fund (1)(2) – Class 2 Columbia Management Investment Advisors, LLC	0.66%	4.64%	1.81%	2.08%
Short Term Bond	PIMCO VIT Low Duration Portfolio (1) – Advisor Class PIMCO	0.77%	4.39%	0.98%	1.18%
Short-Term Bond	Principal VCF Short-Term Income Account – Class 1 Principal Global Investors, LLC	0.41%	5.09%	1.92%	2.05%
Small Blend	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB Equitable Investment Management Group, LLC / GAMCO Asset Management, Inc	1.05%	11.59%	10.58%	8.80%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund (2) – Institutional Shares Goldman Sachs Asset Management, L.P.	0.81%	18.99%	8.99%	8.97%
Small Blend	Invesco V.I. Main Street Small Cap Fund (1) – Series II Invesco Advisors, Inc.	1.11%	12.41%	10.21%	8.73%
Small Blend	Invesco V.I. Small Cap Equity Fund – Series I Shares Invesco Advisers, Inc.	0.95%	18.09%	10.89%	8.09%
Small Blend	Principal VCF SmallCap Account – Class 1 Principal Global Investors, LLC	0.84%	6.99%	7.57%	8.03%
Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1)(2) – Class IB Equitable Investment Management Group, LLC / Lord, Abbett & Co. LLC / BlackRock Investment Management, LLC	1.15%	20.06%	9.77%
Small Growth	MFS® New Discovery Series (1)(2) – Service Class MSF	1.12%	6.44%	4.71%	8.92%
Small Value	AllianceBernstein VPS Discovery Value Portfolio – Class A AllianceBernstein L.P.	0.81%	10.02%	8.86%	7.63%
Small Value	Macquarie VIP Small Cap Value Series (1) – Service Class Delaware Management Company sub-advised by Macquarie Investment Management Global Limited	1.04%	11.02%	6.83%	7.30%
Appendix A – Investment Options Available     58
Under the Contract

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Small Value	DWS Small Mid Cap Value VIP (1)(2) – Class B DWS Investment Management Americas, Inc.	1.21%	5.79%	5.51%	5.20%
Small Value	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund (1)(2) – Class 2 Franklin Mutual Advisers, LLC	0.90%	11.71%	8.36%	8.17%
Technology	Invesco V.I. Technology Fund – Series I Shares Invesco Advisers, Inc.	0.97%	34.27%	14.65%	14.39%
(1)     This underlying mutual fund pays 12b-1 fees to PSI.
(2)     This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
(3)     This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(4)     This underlying mutual fund is not available in the state of New York..
(5)     This underlying mutual fund may not be available through all broker-dealers.
(6)     Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer January Account was known as the Principal VCF U.S. LargeCap Buffer January Account. This will be reflected on 5/31/2025
(7)     Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer April Account was known as the Principal VCF U.S. LargeCap Buffer April Account. This will be reflected on 5/31/2025
(8)     Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer July Account was known as the Principal VCF U.S. LargeCap Buffer July Account. This will be reflected on 5/31/2025
(9)     Prior to May 1, 2025, the Principal VCF U.S. LargeCap S&P 500 Index Buffer October Account was known as the Principal VCF U.S. LargeCap Buffer October Account. This will be reflected on 5/31/2025
(10)     Effective May 1, 2025, the Principal VCF Blue Chip Account - Class 3 merged into the Principal VCF Blue Chip Account - Class 2
Appendix A – Investment Options Available     59
Under the Contract

APPENDIX B – PRINCIPAL® VARIABLE ANNUITY EXCHANGE OFFER

Principal® Variable Annuity Exchange Offer (“exchange offer”)
The Principal® Variable Annuity Exchange Offer (“exchange offer”) is no longer available for new exchanges with applications signed July 1, 2025 and later.

Original owners of an eligible Principal® Variable Annuity (Flexible Variable Annuity) contract (“old contract”) may elect to exchange their old contract for a new Principal® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.
You are eligible to participate in the exchange offer when:
•Your old contract is not subject to any surrender charges; and
•The exchange offer is available in your state. The exchange offer is available in all U.S. states except New York.
Exchange Offer Terms and Conditions
•You must qualify for and select either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider. To qualify, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.
•You must receive a current prospectus for the new contract.
•You must complete all required exchange offer forms.
•If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. The Target Income Protector, Flexible Income Protector, and Flexible Income Protector Plus riders result in restrictions of your Contract investment options (review this prospectus in its entirety for full details).
•The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts.
•Any new purchase payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.
•At Contract issue, the GMWB death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the GMWB death benefit under the new contract.
•We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.
•The exchange offer is not available for partial exchanges.
•Only one old contract can be exchanged for one new contract.
Exchange Offer Duration
Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify or terminate the exchange offer upon reasonable written notice to you.
IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.
The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review this prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Appendix B – Principal Variable Annuity Exchange Offer    60

Summary Comparison* of Principal® Variable Annuity and
Principal® Lifetime Income Solutions II Variable Annuity with GMWB Rider
You must select either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider.

A. Features	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
GMWB Rider(s)	Not available	Target Income Protector Flexible Income Protector Flexible Income Protector Plus
GMWB investment options Target Income Protector -OR- Flexible Income Protector -OR- Flexible Income Protector Plus	Not applicable Not applicable Not applicable
Diversified Balanced Adaptive Allocation Account
Diversified Growth Adaptive Allocation Account
Diversified Income Account
Fidelity VIP Government Money Market Portfolio

Diversified Balanced Account
Diversified Balanced Strategic Allocation Account
Diversified Growth Account
Diversified Growth Strategic Allocation Account
Diversified Income Account
Fidelity VIP Government Money Market Portfolio

Diversified Balanced Account**
Diversified Balanced Strategic Allocation Account**
Diversified Growth Account**
Diversified Growth Strategic Allocation Account**
Diversified Income Account
Fidelity VIP Government Money Market Portfolio
PVC U.S. LargeCap S&P 500 Index Buffer April Account
PVC U.S. LargeCap S&P 500 Index Buffer January Account
PVC U.S. LargeCap S&P 500 Index Buffer July Account
PVC U.S. LargeCap S&P 500 Index Buffer October Account

Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account 12 month - DCA Plus account	6 month - DCA Plus account*** 12 month - DCA Plus account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/ contract year	12	1
*    Does not reflect state variations.
**    Effective July 1, 2022, this account in not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider.
***    Only available for new purchase payments. The DCA Plus Accounts are not available for the amount being exchanged.

Appendix B – Principal Variable Annuity Exchange Offer    61

B. Annuitization	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Annuity Benefit Payments First Available	Any time	Any time on/after the first Contract anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	2012 Individual Annuity Mortality Period Life Table Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Life income; life income with guaranteed period; custom options

C. Death Benefit	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Death Benefit
An amount equal to the greatest of
(i) total purchase payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders from old contracts prior to November 23, 2003, the death benefit is reduced by the amount of each withdrawal.

For partial surrenders from old contracts issued on or after November 23, 2003, the death benefit is reduced proportionately for each withdrawal.

An amount equal to the greatest of
(i) total purchase payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.

See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner or annuitant to die	1st owner to die

Appendix B – Principal Variable Annuity Exchange Offer    62

D. Fees and Charges	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge*	Maximum: 1.25% Current: 1.25%	Maximum: 3.00% Current: 1.25%
Administration Charge* (on an annual basis)	Maximum: 0.15% Current: 0.05%	Maximum: 0.50% Current: 0.15%
Available Underlying Mutual Fund Expenses**	Maximum Annual: 2.86% Minimum Annual: 0.20%	Maximum Annual: 1.02% Minimum Annual: 0.48%
Target Income Protector Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Flexible Income Protector Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Flexible Income Protector Plus Rider Charge - Taken as % of average quarterly For Life withdrawal benefit base.
Not available Not available Not available	Maximum Annual: 2.00%

Current Annual: See the applicable GMWB Charges and Percentages Supplement***

Maximum Annual: 2.00%

Current Annual: See the applicable GMWB Charges and Percentages Supplement***

Maximum Annual: 2.00%

Current Annual: See the applicable GMWB Charges and Percentages Supplement***
*    Charges taken daily as a percentage of the average daily Separate Account division value.
**    For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.
***    The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. This prospectus and the current GMWB Charges and Percentages Supplement, is available at www.principal.com/LifeIncomeIIVAReport.
Appendix B – Principal Variable Annuity Exchange Offer    63

E. Transaction Fees	Principal® Variable Annuity	Principal® Lifetime Income Solutions II Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new purchase payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,8,8,7,6,5,4,3) if you elected the Purchase Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 1st in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 12th in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%

Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction fees, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract purchase payments.
Death Benefit
The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new purchase payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus) not available under the old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
Your Contract can only have one GMWB rider. You must qualify for the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider when you purchase the new contract.
The Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider may not be terminated for 5 contract years following the rider effective date.
Appendix B – Principal Variable Annuity Exchange Offer    64

A GMWB rider results in restriction of your Contract investment options to more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Target Income Protector
The Target Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional purchase payments are added or the division values rise with market growth.
The Target Income Protector rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Target Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector
The Flexible Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional purchase payments are made or the division values rise with market growth.
The Flexible Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector Plus
The Flexible Income Protector Plus rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional purchase payments are added or the division values rise with market growth.
The Flexible Income Protector Plus rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Flexible Income Protector Plus rider provides your beneficiary(ies) with the GMWB Death Benefit.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Target Income Protectors, Flexible Income Protector, and Flexible Income Protector Plus riders and whether a GMWB rider is appropriate for your needs.
Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See 13. TAXES section of this prospectus.
Appendix B – Principal Variable Annuity Exchange Offer    65

PART B

PRINCIPAL LIFE INSURANCE COMPANY
(the “Depositor”)

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
(the “Registrant”)

PRINCIPAL® VARIABLE ANNUITY
(Flexible Variable Annuity)

Statement of Additional Information

dated May 1, 2025

This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Principal® Variable Annuity (Flexible Variable Annuity) (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus, dated May 1, 2025 .

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal® Variable Annuity (Flexible Variable Annuity)
Principal Financial Group
P.O. Box 9382
Des Moines Iowa 50306-9382
Telephone: 1-800-852-4450

2

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company”) is the issuer of the Principal® Flexible Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, serves as the independent registered public accounting firm for Principal Life Insurance Company and Principal Life Insurance Company Separate Account B. The audited financial statements incorporated in this Statement of Additional Information have been included in reliance upon the report of Ernst & Young LLP, given its authority as an expert in accounting and auditing. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309.
PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Contract’s offering to the public was continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last three fiscal years PSI has received and retained the following commissions:

2024 received/retained	2023 received/retained	2022 received/retained
$2,348,389/$0	$2,277,162/$0	$2,615,502/$0

CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions.
The Contract was not offered prior to June 16, 1994. Certain of the underlying funds were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.
3

The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.
The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.

	Yield For the Period Ended December 31, 2024
For Contracts	7-day annualized yield	7-day effective yield
without a surrender charge or a Purchase Payment Credit Rider	3.01%	3.04%
with a surrender charge but without a Purchase Payment Credit Rider	-2.99%	-2.96%
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Purchase Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Purchase Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.
Following are the hypothetical average annual total returns for the period ending December 31, 2024 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
1290 VT Convertible Securities Portfolio	10/28/2013	2.30%	4.85%	5.53%
1290 VT GAMCO Small Company Value Portfolio	08/01/1988	4.08%	8.64%	7.33%
1290 VT Micro Cap Portfolio	04/18/2014	12.46%	7.88%	8.47%
1290 VT Smartbeta Equity ESG Portfolio	10/28/2013	8.82%	7.74%	7.97%
1290 VT Socially Responsible Portfolio	08/31/1999	14.08%	11.67%	10.61%
AllianceBernstein Discovery Value	05/02/2001	2.55%	6.96%	6.21%
American Asset Allocation	08/01/1989	8.89%	6.43%	6.89%
American Blue Chip Income and Growth	07/05/2001	11.56%	10.30%	8.80%
American Funds Global Small Cap	04/30/1998	-5.04%	1.07%	4.40%
American Funds High Income Trust	02/08/1984	2.20%	3.63%	3.92%
American Funds IS Growth Income	04/30/1997	16.58%	11.13%	10.72%
American New World	06/17/1999	-0.87%	2.62%	4.82%
BlackRock 60/40 Target Allocation ETF	04/30/2014	3.87%	4.96%	5.06%
BlackRock Global Allocation VI	02/28/1992	1.47%	3.81%	3.93%
Blue Chip	12/09/2020	13.39%			8.34%
Calvert VP Nasdaq 100 Index Portfolio	04/27/2000	17.23%	17.41%	16.08%
Columbia Limited Duration Credit	05/07/2010	-2.76%	-0.14%	0.72%
4

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Core Plus Bond	12/18/1987	-6.45%	-2.06%	0.23%
Delaware VIP Small Cap Value	05/01/2000	3.54%	4.93%	5.88%
Deutsche Small Mid Cap Value	05/01/1996	-1.62%	3.59%	3.80%
Diversified Balanced	12/30/2009	2.39%	4.12%	4.86%
Diversified Balanced Managed Volatility	10/31/2013	1.37%	3.38%	4.28%
Diversified Growth Managed Volatility	10/31/2013	3.74%	5.10%	5.61%
Diversified International	05/02/1994	-2.69%	2.72%	3.66%
Equity Income	04/28/1998	7.96%	6.53%	8.03%
Fidelity VIP Contrafund	01/03/1995	25.86%	15.04%	12.00%
Fidelity VIP Energy Portfolio	07/19/2001	-3.37%	10.20%	2.74%
Fidelity VIP Equity-Income	11/03/1986	7.52%	7.91%	7.51%
Fidelity VIP Gov't Money Market	04/01/1982	-2.29%	0.39%	0.26%
Fidelity VIP Growth	10/31/1986	22.53%	16.93%	14.98%
Fidelity VIP Health Care Portfolio	07/18/2001	-2.54%	3.26%	6.35%
Fidelity VIP Overseas	01/28/1987	-2.59%	3.58%	4.65%
Franklin Global Real Estate	01/24/1989	-7.65%	-2.27%	0.94%
Franklin Small Cap Value VIP	04/30/1998	4.22%	6.46%	6.74%
Global Emerging Markets	10/24/2000	-0.91%	0.19%	1.83%
Goldman Sachs VIT Mid Cap Value	05/01/1998	4.90%	7.97%	6.56%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	11.47%	7.11%	7.53%
Government & High Quality Bond	05/06/1993	-6.73%	-3.17%	-0.77%
Guggenheim Floating Rate Strategies	04/22/2013	-0.60%	1.90%	2.45%
Guggenheim Global Managed Futures Strategy	11/07/2008	-6.97%	1.80%	-0.60%
Guggenheim Multi-Hedge Strategies	11/29/2005	-10.95%	0.49%	0.32%
Guggenheim Rydex Commodities Strategy	09/30/2005	0.85%	4.20%	-1.31%
Invesco VI American Franchise	07/03/1995	27.10%	13.97%	12.66%
Invesco VI Core Equity	05/02/1994	17.94%	10.47%	7.97%
Invesco VI Discovery Mid Cap Growth	08/15/1986	16.58%	8.32%	10.10%
Invesco VI Global Health Care	05/22/1997	-3.22%	1.71%	4.00%
Invesco VI Main Street Small Cap	07/16/2001	4.91%	8.33%	7.29%
Invesco VI Small Cap Equity	08/29/2003	10.52%	9.00%	6.66%
Invesco VI Technology	05/21/1997	26.49%	12.77%	12.89%
Janus Henderson Enterprise	09/13/1993	7.79%	7.72%	10.64%
Janus Henderson Flexible Bond	09/13/1993	-5.73%	-1.88%	0.00%
Janus Henderson Global Sustainable Equity Portfolio	01/26/2022	3.53%			2.51%
LargeCap Growth I	06/01/1994	17.47%	12.05%	13.12%
LargeCap S&P 500 Index	05/03/1999	17.08%	12.35%	11.31%
LVIP American Century Disciplined Core Value	10/31/1997	5.58%	6.30%	6.81%
LVIP American Century Ultra	05/01/2001	21.08%	16.32%	14.93%
LVIP American Century Value	05/01/1996	1.83%	6.52%	6.58%
LVIP American Century VP Inflation Protection	12/31/2002	-5.82%	-0.73%	0.37%
LVIP American Century VP Mid Cap Value	10/29/2004	1.08%	5.23%	6.44%
MFS New Discovery	05/01/1998	-0.99%	2.79%	7.49%
MFS VIT International Value	08/23/2001	-0.46%	2.96%	5.84%
MidCap	12/18/1987	12.67%	9.76%	11.08%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	4.23%	6.08%		6.40%
Northern Lights TOPS Balanced ETF	07/22/2015	-0.85%	2.48%		3.34%
Northern Lights TOPS Conservative ETF	07/22/2015	-1.65%	1.57%		2.35%
Northern Lights TOPS Growth ETF	07/22/2015	3.01%	5.20%		5.61%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	1.03%	3.88%		4.51%
PIMCO VIT Low Duration	03/31/2006	-3.00%	-0.98%	-0.18%
Principal Capital Appreciation	04/28/1998	18.18%	12.96%	11.66%
Principal LifeTime 2020	08/30/2004	0.00%	3.02%	4.11%
5

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime 2030	08/30/2004	1.60%	4.32%	5.21%
Principal LifeTime 2040	08/30/2004	4.07%	5.76%	6.27%
Principal LifeTime 2050	08/30/2004	5.78%	6.72%	6.94%
Principal LifeTime Strategic Income	08/30/2004	-0.71%	1.52%	2.47%
Real Estate Securities	05/01/1998	-1.82%	1.97%	4.84%
SAM Balanced	06/03/1997	5.12%	4.85%	5.37%
SAM Conservative Balanced	04/23/1998	1.51%	2.73%	3.75%
SAM Conservative Growth	06/03/1997	7.69%	6.61%	6.81%
SAM Flexible Income	09/09/1997	-0.73%	1.12%	2.60%
SAM Strategic Growth	06/03/1997	9.46%	7.99%	7.62%
Short-Term Income	01/12/1994	-2.31%	-0.03%	0.69%
SmallCap	05/01/1998	-0.43%	5.67%	6.60%
Templeton Global Bond VIP	01/24/1989	-18.61%	-6.98%	-3.43%
US LargeCap Buffer April Account	03/29/2023	10.84%			13.30%
US LargeCap Buffer January Account	12/28/2022	10.72%			15.06%
US LargeCap Buffer July Account	06/29/2022	10.32%			11.85%
US LargeCap Buffer October Account	09/29/2022	11.59%			16.25%
VanEck VIP Global Gold Fund	04/26/2013	6.89%	3.53%	5.24%
VanEck VIP Global Resources	05/01/2006	-10.39%	5.38%	-0.78%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
1290 VT Convertible Securities Portfolio	10/28/2013	8.30%	5.34%	5.53%
1290 VT GAMCO Small Company Value Portfolio	08/01/1988	10.08%	9.06%	7.33%
1290 VT Micro Cap Portfolio	04/18/2014	18.46%	8.32%	8.47%
1290 VT Smartbeta Equity ESG Portfolio	10/28/2013	14.82%	8.18%	7.97%
1290 VT Socially Responsible Portfolio	08/31/1999	20.08%	12.06%	10.61%
AllianceBernstein Discovery Value	05/02/2001	8.55%	7.42%	6.21%
American Asset Allocation	08/01/1989	14.89%	6.89%	6.89%
American Blue Chip Income and Growth	07/05/2001	17.56%	10.70%	8.80%
American Funds Global Small Cap	04/30/1998	0.96%	1.64%	4.40%
American Funds High Income Trust	02/08/1984	8.20%	4.14%	3.92%
American Funds IS Growth Income	04/30/1997	22.58%	11.52%	10.72%
American New World	06/17/1999	5.13%	3.15%	4.82%
BlackRock 60/40 Target Allocation ETF	04/30/2014	9.87%	5.45%	5.06%
BlackRock Global Allocation VI	02/28/1992	7.47%	4.33%	3.93%
Blue Chip	12/09/2020	19.39%			8.92%
Calvert VP Nasdaq 100 Index Portfolio	04/27/2000	23.23%	17.73%	16.08%
Columbia Limited Duration Credit	05/07/2010	3.24%	0.46%	0.72%
Core Plus Bond	12/18/1987	-0.45%	-1.42%	0.23%
Delaware VIP Small Cap Value	05/01/2000	9.54%	5.42%	5.88%
Deutsche Small Mid Cap Value	05/01/1996	4.38%	4.11%	3.80%
Diversified Balanced	12/30/2009	8.39%	4.62%	4.86%
Diversified Balanced Managed Volatility	10/31/2013	7.37%	3.90%	4.28%
Diversified Growth Managed Volatility	10/31/2013	9.74%	5.59%	5.61%
Diversified International	05/02/1994	3.31%	3.25%	3.66%
Equity Income	04/28/1998	13.96%	6.99%	8.03%
Fidelity VIP Contrafund	01/03/1995	31.86%	15.38%	12.00%
Fidelity VIP Energy Portfolio	07/19/2001	2.63%	10.60%	2.74%
Fidelity VIP Equity-Income	11/03/1986	13.52%	8.35%	7.51%
Fidelity VIP Gov't Money Market	04/01/1982	3.71%	0.97%	0.26%
Fidelity VIP Growth	10/31/1986	28.53%	17.25%	14.98%
Fidelity VIP Health Care Portfolio	07/18/2001	3.46%	3.78%	6.35%
6

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Fidelity VIP Overseas	01/28/1987	3.41%	4.10%	4.65%
Franklin Global Real Estate	01/24/1989	-1.65%	-1.62%	0.94%
Franklin Small Cap Value VIP	04/30/1998	10.22%	6.92%	6.74%
Global Emerging Markets	10/24/2000	5.09%	0.78%	1.83%
Goldman Sachs VIT Mid Cap Value	05/01/1998	10.90%	8.41%	6.56%
Goldman Sachs VIT Small Cap Equity Insights	02/13/1998	17.47%	7.56%	7.53%
Government & High Quality Bond	05/06/1993	-0.73%	-2.49%	-0.77%
Guggenheim Floating Rate Strategies	04/22/2013	5.40%	2.45%	2.45%
Guggenheim Global Managed Futures Strategy	11/07/2008	-0.97%	2.35%	-0.60%
Guggenheim Multi-Hedge Strategies	11/29/2005	-4.95%	1.07%	0.32%
Guggenheim Rydex Commodities Strategy	09/30/2005	6.85%	4.71%	-1.31%
Invesco VI American Franchise	07/03/1995	33.10%	14.32%	12.66%
Invesco VI Core Equity	05/02/1994	23.94%	10.87%	7.97%
Invesco VI Discovery Mid Cap Growth	08/15/1986	22.58%	8.75%	10.10%
Invesco VI Global Health Care	05/22/1997	2.78%	2.27%	4.00%
Invesco VI Main Street Small Cap	07/16/2001	10.91%	8.76%	7.29%
Invesco VI Small Cap Equity	08/29/2003	16.52%	9.42%	6.66%
Invesco VI Technology	05/21/1997	32.49%	13.14%	12.89%
Janus Henderson Enterprise	09/13/1993	13.79%	8.16%	10.64%
Janus Henderson Flexible Bond	09/13/1993	0.27%	-1.24%	0.00%
Janus Henderson Global Sustainable Equity Portfolio	01/26/2022	9.53%			4.12%
LargeCap Growth I	06/01/1994	23.47%	12.43%	13.12%
LargeCap S&P 500 Index	05/03/1999	23.08%	12.72%	11.31%
LVIP American Century Disciplined Core Value	10/31/1997	11.58%	6.76%	6.81%
LVIP American Century Ultra	05/01/2001	27.08%	16.64%	14.93%
LVIP American Century Value	05/01/1996	7.83%	6.98%	6.58%
LVIP American Century VP Inflation Protection	12/31/2002	0.18%	-0.12%	0.37%
LVIP American Century VP Mid Cap Value	10/29/2004	7.08%	5.72%	6.44%
MFS New Discovery	05/01/1998	5.01%	3.33%	7.49%
MFS VIT International Value	08/23/2001	5.54%	3.49%	5.84%
MidCap	12/18/1987	18.67%	10.17%	11.08%
Northern Lights TOPS Aggressive Growth ETF	07/22/2015	10.23%	6.55%		6.40%
Northern Lights TOPS Balanced ETF	07/22/2015	5.15%	3.02%		3.34%
Northern Lights TOPS Conservative ETF	07/22/2015	4.35%	2.12%		2.35%
Northern Lights TOPS Growth ETF	07/22/2015	9.01%	5.69%		5.61%
Northern Lights TOPS Moderate Growth ETF	07/22/2015	7.03%	4.39%		4.51%
PIMCO VIT Low Duration	03/31/2006	3.00%	-0.36%	-0.18%
Principal Capital Appreciation	04/28/1998	24.18%	13.33%	11.66%
Principal LifeTime 2020	08/30/2004	6.00%	3.55%	4.11%
Principal LifeTime 2030	08/30/2004	7.60%	4.82%	5.21%
Principal LifeTime 2040	08/30/2004	10.07%	6.24%	6.27%
Principal LifeTime 2050	08/30/2004	11.78%	7.18%	6.94%
Principal LifeTime Strategic Income	08/30/2004	5.29%	2.08%	2.47%
Real Estate Securities	05/01/1998	4.18%	2.52%	4.84%
SAM Balanced	06/03/1997	11.12%	5.34%	5.37%
SAM Conservative Balanced	04/23/1998	7.51%	3.26%	3.75%
SAM Conservative Growth	06/03/1997	13.69%	7.07%	6.81%
SAM Flexible Income	09/09/1997	5.27%	1.69%	2.60%
SAM Strategic Growth	06/03/1997	15.46%	8.43%	7.62%
Short-Term Income	01/12/1994	3.69%	0.56%	0.69%
SmallCap	05/01/1998	5.57%	6.15%	6.60%
Templeton Global Bond VIP	01/24/1989	-12.61%	-6.20%	-3.43%
US LargeCap Buffer April Account	03/29/2023	16.84%			16.37%
7

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
US LargeCap Buffer January Account	12/28/2022	16.72%			17.20%
US LargeCap Buffer July Account	06/29/2022	16.32%			13.51%
US LargeCap Buffer October Account	09/29/2022	17.59%			18.07%
VanEck VIP Global Gold Fund	04/26/2013	12.89%	4.05%	5.24%
VanEck VIP Global Resources	05/01/2006	-4.39%	5.86%	-0.78%
TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2024	$7,000	$14,000
2025	$7,000	$14,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2024 and 2025. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are generally fully tax deductible regardless of income. However, if your or your spouse is an active participant in a qualified retirement plan, the ability to deduct IRA contributions depends upon his/her income level and tax filing status.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions may qualify for an exception to the 10% pre-age 59½ premature distribution penalty, including distributions: due to death; due to disability; if the distribution is paid as part of a series of substantially equal periodic payments (SEPPs) made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; to pay deductible medical expenses; for unemployed health insurance premiums; for first-time home purchases (up to $10,000); for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; for qualified birth or adoption (up to $5,000); due to terminal illness; and for disaster relief (up to $22,000).
Required Distributions. Generally, you must commence taking required minimum distributions (“RMDs”) from an IRA Contract not later than your “Required Beginning Date.” The Required Beginning Date for your first RMD for IRAs (including SEPs and SIMPLE IRAs) is April 1st of the year following the calendar year in which you reach
• 70½ if you attained 70½ by December 31st, 2019
• 72 if you attained 72 by December 31st, 2022
• 73 if you attain age 72 on/after January 1st, 2023
• 75 if you attain age 74 after December 31st, 2032
Upon the death of the Owner the required minimum distribution options available to the beneficiary will depend upon the beneficiary’s status at the time of death.
8

Eligible Designated Beneficiary: An “eligible designated beneficiary” may direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of Owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the Owner’s spouse, (2) no more than ten (10) years younger than the Owner, (3) the Owner’s minor child who has not reached majority (age 21), (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options. An eligible designated beneficiary who is the Owner’s minor child ceases to retain the status of eligible designated beneficiary upon reaching the age of majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
Non-eligible Designated Beneficiary: A non-eligible designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the Owner’s death. If the Owner had reached his or her Required Beginning Date prior to death, the beneficiary must continue taking distributions during the 10-year period at least as rapidly as under the method in effect at the date of death, and then any remaining balance must be distributed by December 31 of the year in which occurs the tenth anniversary of the Owner’s death.
No individual designated as beneficiary: If the Owner had not reached his or her Required Beginning Date prior to death and there is no designated beneficiary or Owner’s beneficiary is not an individual (for example, the beneficiary is the Owner’s estate), the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of Owner’s death. If Owner had attained his or her Required Beginning Date prior to death, and there is no designated beneficiary or Owner’s beneficiary is not an individual, distributions must continue at least as rapidly as under the method in effect at the date of death.
An IRS penalty tax of up to 25% may be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $70,000 for 2025.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2024	$23,000	$7,500
2025	$23,500	$7,500
Those between the ages of 60 and 63 will be eligible for a “super” catch-up of up to $11,250 in place of the $7,500 catch-up contribution, if your plan allows.
9

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart below.
In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,500 for 2024 and 2025. Those between the ages of 60 and 63 will be eligible for a “super” catch-up of up to $5,250 in place of the $3,500 catch-up contribution, if your plan allows.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $16,500 limit in 2025) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2025, an individual under age 50 defers the maximum of $16,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $7,000 ($23,500 - $16,500) to the 401(k) plan for 2025.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2024	$16,000	$3,500	$23,000
2025	$16,500	$3,500	$23,500
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2024	$7,000	$1,000
2025	$7,000	$1,000
10

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2024 and 2025.
For succeeding years, individual Roth IRA contributions and catch-up contribution limits are indexed for cost-of-living.
For 2024, modified adjust gross income must be under $146,000 for single filers or under $230,000 for joint filers to make the full Roth IRA contribution of $7,000 ($8,000 if you are 50 or over). The maximum contribution is phased out for single taxpayers with adjusted gross income of $146,000 or more and for joint filers with adjusted gross income $230,000 or more.
For 2025, modified adjusted gross income must be under $150,000 for single filers or under $236,000 for joint filers to make the full Roth IRA contribution of $7,000 ($8,000 if you are 50 or over). The maximum contribution is phased out for single taxpayers with adjusted gross income of $150,000 or more and for joint filers with adjusted gross income of $230,000 or more.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution amount.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.
11

FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company Separate Account B and Principal Life Insurance Company are incorporated by reference to the submission for type N-VPFS filed by Principal Life Insurance Company Separate Account B with the Securities and Exchange Commission on April 28, 2025.
12

PART C
OTHER INFORMATION

Item 27.    Exhibits

Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)
Resolution of Board of Directors of the Depositor - Filed as Ex-99(b)(1) on 05/05/1999 (Accession No. 0000009713-99-000023). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(b)	Custodian Agreements - N/A

(c)	Underwriting Contracts
	(1)	Distribution Agreement - Filed as Ex-99(3)(a) on 03/01/1996 (Accession No. 0000009713-96-000016). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.
	(2)	Selling Agreement - Filed as Ex-99(3)(b) on 04/20/1999 (Accession No. 0000009713-99-000009). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(d)	Contracts - Exhibits (d1) and (d2) filed on 03/01/1996 (Accession No. 0000009713-96-000016) were originally filed in paper format. Accordingly, hyperlinks have not been provided.
	(1)	Form of Variable Annuity Contract - Filed as Ex-99(4a) on 03/01/1996
	(2)	Form of Variable Annuity Contract - Filed as Ex-99(4b) on 03/01/1996

(e)	Applications
	(1)	Form of Variable Annuity Application - Filed as Ex-99(5) on 03/01/1996 (Accession No. 0000009713-96-000016). This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

(f)
Depositor's Certificate of Incorporation and By-laws - Exhibits (f1) and (f2) filed on 03/01/1996 (Accession No. 0000009713-96-000016) were originally filed in paper format. Accordingly, hyperlinks have not been provided.

	(1)	Articles of Incorporation of the Depositor - Filed as Ex-99(6a) on 03/01/1996
	(2)	Bylaws of Depositor - Filed as Ex-99(6b) on 03/01/1996

(g)	Reinsurance Contracts
The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements
1. AllianceBernstein
	(a)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
	(b)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 1 dated 01/01/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(c)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(d)	AllianceBernstein Investment Research and Management, Inc. Master Administrative Services Agreement Letter dated 12/15/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(e)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

2. American Funds
(a)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)

3. BlackRock
(a)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(b)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(c)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)

4. Columbia
(a)	Columbia Funds Variable Series Trust II Participation Agreement dated 04/28/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(b)	Columbia Management Investment Distributors, Inc. Service Agreement dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)

5. Delaware Distributors
(a)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(e)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

6. DWS
(a)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

7. Fidelity
(a)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Distribution Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(c)	Service Agreement dated 03/26/2002 with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(d)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

8. Franklin Templeton
(a)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(g)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(j)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(k)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(l)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(m)	Franklin Templeton Services, LLC Amendment 5 to Administrative Services Agreement dated May 1, 2014 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000049)
(n)	Franklin Templeton Services, LLC Amendment 6 to Administrative Services Agreement dated August 30, 2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000049)
(o)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(p)	Franklin Templeton Amendment to Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(q)	Franklin Templeton Amendment to Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)

9. Goldman Sachs
(a)	Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(f)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(g)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	Rule 22c-2 Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(i)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

10. Guggenheim
(a)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(b)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(c)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)
(d)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 (filed with the commission on 04/29/2016 Accession No. 0000009713-16-000206)

11. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	AIM Variable Insurance Funds Amendment to Participation Agreement dated 04/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	AIM Advisors, Inc. First Amendment to the Administrative Services Agreement dated 04/30/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	AIM Advisors, Inc. Second Amendment & Joinder to the Administrative Services Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(g)	Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(h)	Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(i)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(j)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

12. Invesco Oppenheimer (formerly Oppenheimer)
(a)	Oppenheimer Variable Account Funds Participation Agreement dated 12/21/2007 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(b)	Oppenheimer Variable Account Funds Participation Agreement Amendment No. 1 dated 11/09/2011 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(c)	Oppenheimer Funds, Inc. Administrative Services Agreement Letter dated 12/21/2007 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(d)	Oppenheimer Funds, Inc. Amendment No. 1 to Administrative Services Agreement Letter dated 11/09/2011 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)

13. Janus
(a)	Janus Aspen Series Participation Agreement (Service Shares) dated 04/28/2000, as amended 08/20/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(b)	Janus Aspen Series Amendment No. 7 to Fund Participation Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Janus Aspen Series Amendment No. 8 to Fund Participation Agreement (Service Shares) dated 02/24/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Janus Capital Management LLC Administrative Services Letter Agreement dated 05/06/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	Janus Capital Management LLC Amendment to Administrative Services Letter Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Janus Distributors, Inc. Distribution and Shareholder Services Agreement dated 08/28/2000 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Janus Funds Distribution and Shareholder Services Agreement - Janus Aspen Series - Service Shares dated 10/19/2001 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)
Janus Distributors, LLC letter amendment to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements dated 08/14/2006 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(i)	Janus Distributors LLC Amendment to Distribution and Shareholder Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(j)	Janus Aspen Series Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(k)	Janus Distributors LLC Amendment to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(l)	Janus Services LLC Supplemental Agreement - Letter Regarding handling of Mutual Fund Orders dated 05/20/2005 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(m)	Janus Capital Management LLC Amendment to Administrative Services Letter Agreement (Service Shares) dated 10/15/2019 - Filed as Ex-99(B)(8M13) on 04/282020 (Accession No. 0000009713-20-000049)
(n)	Janus Aspen Series Amendment to Fund Participation Agreement (Service Shares) dated 10/15/2019 - Filed as Ex-99(B)(8M14) on 04/282020 (Accession No. 0000009713-20-000049)

14. Lincoln
(a)	Participation Agreement with Lincoln Variable Insurance Products Trust dated April 26, 2021 (filed with the commission on 04/29/2024 Accession No. 0000009713-24-000086)
(b)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated May 1, 2023 (filed with the commission on 04/29/2024 Accession No. 0000009713-24-000086)
(c)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated April 29, 2024 (filed with the commission on 04/29/2024 Accession No. 0000009713-24-000086)
(d)	Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 26, 2021 (filed with the commission on 04/29/2024 Accession No. 0000009713-24-000086)
(e)	Amendment to Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 29, 2024 (filed with the commission on 04/29/2024 Accession No. 0000009713-24-000086)
(f)	Administrative Services Agreement with Lincoln Financial Investments Corporation dated May 1, 2023 (filed with the commission on 04/29/2024 Accession No. 0000009713-24-000086)
(g)	Amendment to Administrative Services Agreement with Lincoln Financial Investments Corporation dated April 29, 2024 (filed with the commission on 04/29/2024 Accession No. 0000009713-24-000086)

15. MFS
(a)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)
MFS Fund Distributors, Inc. Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(c)	MFS Fund Distributors, Inc. Amended & Restated Administrative Services Letter Agreement dated 04/01/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000049)
(d)	Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(e)	Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd 03/06/07– (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(f)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

16. PIMCO
(a)	Participation Agreement with PIMCO Variable Insurance Trust dtd 03/09/09– (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 3/01/10 Accession No. 0000898745-10-000129)
(b)	PIMCO Participation Agreement Amendment and Novation dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	PIMCO Novation 1 dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	PIMCO Novation 2 dated 10/22/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)
Administrative Services Agreement for Administrative Class Shares of PIMCO Variable Insurance Trust dtd 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 3/01/10 Accession No. 0000898745-10-000129)

(f)
Administrative Services Agreement for Administrative Class Shares of PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 3/01/10 Accession No. 0000898745-10-000129)

(g)	PIMCO Assignment and Amendment to Services Agreement dated 03/29/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	PIMCO Instrument of Accession and Amendment dated 08/29/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

17. Principal Variable Contracts Funds, Inc.
(a)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (Letter) dated 06/17/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(e)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000048)
(g)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000044)
(h)	Principal Variable Contracts Funds, Inc. 12b-1 Letter dated 12/30/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Principal Variable Contracts Funds, Inc. 12b-1 Letter Amendment No. 1 dated 11/09/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(j)	Principal Variable Contracts Funds, Inc. Rule 22c-2 dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(k)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

18. Van Eck
(a)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(b)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(e)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(g)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	Van Eck Securities Corporation Service Agreement Amendment No.4 dated 05/01/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Rule 22c-2 Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 (filed with the Commission for 333-116220 on 3/01/10 Accession No. 0000898745-10-000129)
(j)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(k)	Van Eck Securities Corporation Service Agreement Amendment No. 5 dated 05/01/2018 (filed with the Commission on 04/29/2019 Accession No. 0000009713-19-000034)
(l)	Van Eck Securities Corporation Service Agreement Amendment No. 6 dated 10/15/2019 - Filed as Ex-99(B)(8R12) on 04/282020 (Accession No. 0000009713-20-000049)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Ex-99(B)(9) on 04/28/2020 (Accession No. 0000009713-20-000049)

(l)	Other Opinions
(1) Consent of Ernst & Young LLP *
(2)
Powers of Attorney - Filed as Ex-99(10B) on 04/27/2018 (Accession No. 0000009713-18-000046), filed as Ex-99(B)(10B) on 04/28/2020 (Accession No. 0000009713-20-000049) for J. S. Auerbach, filed as Ex-99(B)10(B) on 04/29/2021 (Accession No. 0000009713-21-000068) for M. E. Beams, C. S. Richer and A. Rivera, filed as Ex-99(L)(2) on 04/28/2022 (Accession No. 0000009713-22-000060) for C. Muruzabal, filed as Ex-99(L)(2) on 04/27/2023 (Accession No. 0000009713-23-000045) for H. E. Mitchell and filed herein for D. J. Houston *

(3) Opinion of Counsel *

(m)	Omitted Financial Statements - N/A

(n)	Initial Capital Agreements - N/A

*    Filed herein
**     To be filed by Amendment.

Item 28. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH 3 Penon Peak Trail Carmel, CA 93923	Director Member, Finance and Human Resources Committees
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director Member, Audit and Finance Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
ROGER C. HOCHSCHILD 682 Ardsley Road Winnetka, IL 60093	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Executive Chairman
SCOTT M. MILLS BET Media Group 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Nominating and Governance Committees
H. ELIZABETH MITCHELL 107 West 89th Street, Apt. 2B New York, NY 10024	Director Member, Audit and Nominating and Governance Committees
CLAUDIO MURUZABAL 791 Crandon Boulevard, #1508 Key Biscayne, FL 33149	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Chair, Audit Committee Member, Finance Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Finance and Human Resources Committees
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Chair, Finance Committee Member, Human Resources and Executive Committees
ALFREDO RIVERA Condominio Lomas del Valle Flats 21, Torre A, Apt. 7 Pozos de Santa Ana San Jose, Costa Rica 10903	Director Member, Audit and Finance Committees
DEANNA D. STRABLE Principal Financial Group Des Moines, IA 50392	Director Member, Executive Committee Principal Life: President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
VIVEK AGRAWAL(1)	Executive Vice President and Chief Growth Officer
KAMAL BHATIA(1)	President and Chief Executive Officer - Principal Asset Management
J. SCOTT BOYD(1)	Senior Vice President - Retirement Distribution
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
LISA M. COULSON(1)	Senior Vice President and Chief Human Resources Officer
NOREEN M. FIERRO(1)	Senior Vice President and Enterprise Chief Ethics and Compliance Officer
AMY C. FRIEDRICH(1)	President Benefits and Protection
GINA L. GRAHAM(1)	Vice President and Treasurer
TERESA M. HASSARA(1)	Senior Vice President - WSRS
TIMOTHY A. HILL(1)	Senior Executive Managing Director - US & Europe Client Group, Principal Asset Management
KARA M. HOOGENSEN(1)	Senior Vice President, Benefits and Protection - Head of Workplace Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer & PGS
NATALIE LAMARQUE(1)	Executive Vice President, General Counsel and Secretary
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Executive Vice President - Chief Risk Officer and General Account
CHRISTOPHER D. PAYNE(1)	Senior Vice President, Government Relations
JOEL M. PITZ(1)	Interim CFO
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President, Benefits and Protection - Head of Business Owner Segment
ELLEN W. SHUMWAY(1)	Senior Executive Managing Director - Global Head of Product & Marketing, Principal Asset Management
PABLO SPRENGER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1) 711 High Street
Des Moines, IA 50392

(2) Av Apoquindo 3600
Piso 10
Santiago, Chile

(3) 29/F, Sun Hung Kai Centre
30 Harbour Road
Hong Kong SAR China

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable annuity contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2024 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2024)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	100
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Bermuda Holding, LLC	Delaware	100
→ Principal Financial Services (Bermuda) Ltd.	Bermuda	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	94.14
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100
→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100
→ Principal Real Estate SAS	France	100

→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management (Beijing) Co., Ltd.	China	50
→ Principal Private Fund Management (Shanghai) Co., Ltd.	China	100
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	74.64
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Principal Workplace Ventures, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Investor Management (DIFC) Limited	UAE	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100

→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	100
→ Business Owner Ecosystem, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 30. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account and Principal National Life Insurance Company Variable Life Separate Account, registered unit investment trusts. Principal Securities, Inc. also acts as principal underwriter for index-linked annuity contracts issued by Principal Life Insurance Company.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Christopher Agbe-Davies	Vice President, Associate General Counsel and Assistant Secretary
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution (PPN)
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Tom Drogan	Chief Compliance Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Head of Operations and Head of Supervision
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Mitch G. Nass	Counsel and Secretary
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Nathan P. Schelhaas	Director
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc.	$98,313,227	0	0	0
Item 32. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 33. Management Services

N/A

Item 34. Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 30th day of April, 2025.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. D. Strable-Soethout	Director, President and Chief Executive Officer	April 30, 2025
D. D. Strable-Soethout

/s/ K. L. Wilhelm	Interim Controller	April 30, 2025
K. L. Wilhelm	(Principal Accounting Officer)

/s/ J. M. Pitz	Interim Chief Financial Officer	April 30, 2025
J. M. Pitz	(Principal Financial Officer)

/s/ J. S. Auerbach*	Director	April 30, 2025
J. S. Auerbach

/s/ M. E. Beams*	Director	April 30, 2025
M. E. Beams

/s/ J. Carter-Miller*	Director	April 30, 2025
J. Carter-Miller

/s/ R. C. Hochschild*	Director	April 30, 2025
R. C. Hochschild

/s/ D. J. Houston*	Chairman	April 30, 2025
D. J. Houston

/s/ S. M. Mills*	Director	April 30, 2025
S. M. Mills

/s/ H. E. Mitchell*	Director	April 30, 2025
H. E. Mitchell

/s/ C. Muruzabal*	Director	April 30, 2025
C. Muruzabal

/s/ D. C. Nordin*	Director	April 30, 2025
D. C. Nordin

/s/ B. C. Pickerell*	Director	April 30, 2025
B. C. Pickerell

/s/ C. S. Richer*	Director	April 30, 2025
C. S. Richer

/s/ A. Rivera*	Director	April 30, 2025
A. Rivera

*By	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, President and Chief Executive Officer
Attorney-in-fact pursuant to Powers of Attorney filed previously

*
Pursuant to Powers of Attorney
Filed as Ex-99(10B) on 04/27/2018 (Accession No. 0000009713-18-000046), filed as Ex-99(B)(10B) on 04/28/2020 (Accession No. 0000009713-20-000049) for J. S. Auerbach, filed as Ex-99(B)10(B) on 04/29/2021 (Accession No. 0000009713-21-000068) for M. E. Beams, C. S. Richer and A. Rivera, filed as Ex-99(L)(2) on 04/28/2022 (Accession No. 0000009713-22-000060) for C. Muruzabal, filed as Ex-99(L)(2) on 04/27/2023 (Accession No. 0000009713-23-000045) for H. E. Mitchell and filed herein for D. J. Houston